INCOME TAX (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Non-current deferred tax assets:
Loss before income taxes	$ (35,214)	$ (212,107)	$ (907,225)	$ (598,941)
Statutory income tax rate	16.50%	16.50%	16.50%	16.50%
Income tax expense at statutory rate	$ (5,810)	$ (34,998)	$ (149,692)	$ (98,825)
Tax effect of non-deductible items	4,162	2,950	5,313	1,171
Tax effect of non-taxable items	(1)	(1)	(3,769)	(2,890)
Net operating loss	1,649	32,049	148,148	100,544
Income tax expense	$ 0	$ 0	$ 0	$ 0